Warrant Liability (Details) - Schedule of Fair Value of Each Warrant Was Estimated on its Grant Date Using the Black Scholes Merton Valuation Model - Black Scholes Merton Valuation Model [Member]	12 Months Ended
Dec. 31, 2023 CAD ($)
Warrant Liability (Details) - Schedule of Fair Value of Each Warrant Was Estimated on its Grant Date Using the Black Scholes Merton Valuation Model [Line Items]
Average risk-free interest rate	4.20%
Average expected dividend yield (in Dollars)
Average expected volatility	70.00% [1]
Average expected life (years)	5 years

[1]	Expected volatility has been based on historical share volatility of similar market participants